Fees and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Fees and Expenses [Abstract]
Management fees

	2012	2011	2010
Total Index Series	$1,916,415	$2,194,951	$1,568,683
Agricultural Sector Series	84,882	106,704	107,078
Energy Sector Series	—	—	10,726
The Company	2,001,297	2,301,655	1,686,487

Service fees net of sales fees to selling agents

	2012	2011	2010
Total Index Series	$9,650	$19,037	$28,400
Agricultural Sector Series	5,750	9,353	17,900
Energy Sector Series	—	—	—
The Company	15,400	28,390	46,300

Servicing fees to selling agents

	2012	2011	2010
Total Index Series	$109,638	$135,874	$119,620
Agricultural Sector Series	18,419	29,966	21,679
Energy Sector Series	—	—	71
The Company	128,057	165,840	141,370

Support services fees

	2012	2011	2010
Total Index Series	$294,673	$337,502	$160,240
Agricultural Sector Series	13,052	16,407	9,302
Energy Sector Series	—	—	426
The Company	307,725	353,909	169,968